Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Revenues, net:
Total revenues, net		$ 1,342,802	$ 1,346,632
Cost of goods sold		703,554	732,183
Gross profit		639,248	614,449
Operating expenses:
Selling, general and administrative		421,532	414,773
Share-based compensation		25,696	20,010
Depreciation and amortization		171,823	136,783
Total operating expenses		619,051	571,566
Income from continuing operations		20,197	42,883
Other income (expense):
Interest income		776	23
Interest expense		(59,353)	(57,966)
Interest expense related to lease liabilities and financial obligations		(41,263)	(42,416)
Loss on impairment		(54,245)	(67,076)
Other income, net		16,259	186
Total other expense, net		(137,826)	(167,249)
Loss before provision for income taxes		(117,629)	(124,366)
Provision for income taxes		(98,592)	(114,589)
Net loss from continuing operations		(216,221)	(238,955)
Net loss from discontinued operations		(5,786)	(51,382)
Net loss		(222,007)	(290,337)
Less: Net loss attributable to non-controlling interest		(6,584)	(9,140)
Net loss attributable to Curaleaf Holdings, Inc.		$ (215,423)	$ (281,197)
Per share – basic and diluted
Net loss per share from continuing operations, net of the loss per share and excess redemption value attributable to non-controlling interest - basic (in dollars per share)	[1]	$ (0.31)	$ (0.32)
Net loss per share from continuing operations, net of the loss per share and excess redemption value attributable to non-controlling interest- diluted (in dollars per share)	[1]	(0.31)	(0.32)
Net loss per share from discontinued operations, net of loss per share attributable to non-controlling interest - basic (in dollars per share)	[1]	(0.01)	(0.07)
Net loss per share from discontinued operations, net of loss per share attributable to non-controlling interest - diluted (in dollars per share)	[1]	(0.01)	(0.07)
Net loss per share attributable to Curaleaf Holdings, Inc. - basic (in dollars per share)	[1]	(0.32)	(0.39)
Net loss per share attributable to Curaleaf Holdings, Inc. - diluted (in dollars per share)	[1]	$ (0.32)	$ (0.39)
Weighted average common shares outstanding - basic (in shares)	[1]	740,825,099	724,124,894
Weighted average common shares outstanding - diluted (in shares)	[1]	740,825,099	724,124,894
Retail and wholesale revenues
Revenues, net:
Total revenues, net		$ 1,336,706	$ 1,340,778
Management fee income
Revenues, net:
Total revenues, net		$ 6,096	$ 5,854

[1]
(1) While the recognition of excess redemption value only impacts the Consolidated Balance Sheets, ASC 480-10, Distinguishing Liabilities from Equity, requires the excess redemption value be factored into the Company's computation of earnings per share - basic and diluted. See Note 24 — Earnings per share for further details.